Tax - Tax reconciliation commentary (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 jurisdiction	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Summary Of Income Taxes [Line Items]
Applicable tax rate		23.50%	19.00%	19.00%
Average effective tax rate		19.10%	4.70%	22.30%
Increase (decrease) in effective tax rate			14.70%
Exposures to legacy tax cases		$ 472
Forecast
Summary Of Income Taxes [Line Items]
Jurisdictions with low tax rates | jurisdiction	10
Maximum | Forecast
Summary Of Income Taxes [Line Items]
Increase (decrease) in effective tax rate	(1.00%)
Minimum | Forecast
Summary Of Income Taxes [Line Items]
Increase (decrease) in effective tax rate	(0.50%)
Pro Forma
Summary Of Income Taxes [Line Items]
Average effective tax rate		22.60%	23.30%
Hong Kong
Summary Of Income Taxes [Line Items]
Applicable tax rate		16.50%	16.50%	16.50%
United States
Summary Of Income Taxes [Line Items]
Applicable tax rate		21.00%
UK
Summary Of Income Taxes [Line Items]
Applicable tax rate		23.50%
Recognition of previously unrecognized losses			$ 2,200
France
Summary Of Income Taxes [Line Items]
Recognition of previously unrecognized losses			$ 300
Mainland China
Summary Of Income Taxes [Line Items]
Applicable tax rate		25.00%
Hong Kong And Mainland China | Maximum
Summary Of Income Taxes [Line Items]
Average effective tax rate		15.00%